INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net provision for income tax	$ 0	$ 0	$ 0	$ 0
Federal Income Tax [Member]
Net loss			(8,951,104)	(8,609,139)
Permanent differences			485,432	1,315,587
Valuation allowance			8,465,672	7,293,552
Net provision for income tax			$ 0	$ 0